Financial Income (Expenses), Net	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Financial Income (Expenses), Net
Note 13- Financial Income (Expenses), Net

	Year ended December 31
	2014	2015	2016
	US$ thousands

Interest income	1,266	1,026	751
Discount on marketable securities, net	(758)	(561)	(358)
Exchange rate differences, net	(95)	(148)	(236)
Bank charges	(150)	(97)	(122)

	263	220	35